Deferred tax assets and liabilities - Changes in deferred tax liabilities and assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax liabilities, gross
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	€ 9,583	€ 7,956
Additions	960	1,265
Deductions	(1,326)	(1,205)
Currency translation differences	(725)	194
Other changes	89	(97)
Deferred tax liability (asset) at end of year	8,581	9,583
Deferred tax liabilities, gross | Increase (decrease) due to application of IFRS 16
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year		1,470
Deferred tax liabilities, gross | After initial application
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year		9,426
Deferred tax assets, gross
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(15,767)	(13,356)
Additions	(2,649)	(2,091)
Deductions	1,357	1,407
Currency translation differences	742	(182)
Other changes	86	(75)
Deferred tax liability (asset) at end of year	(16,231)	(15,767)
Deferred tax assets, gross | Increase (decrease) due to application of IFRS 16
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year		(1,470)
Deferred tax assets, gross | After initial application
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year		(14,826)
Accumulated impairment
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	6,744	5,741
Additions	2,638	1,161
Deductions	(130)	(174)
Currency translation differences	(192)	34
Other changes	5	(18)
Deferred tax liability (asset) at end of year	9,065	6,744
Accumulated impairment | After initial application
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year		5,741
Deferred tax assets net of impairment before offsetting
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year	(9,023)	(7,615)
Additions	(11)	(930)
Deductions	1,227	1,233
Currency translation differences	550	(148)
Other changes	91	(93)
Deferred tax liability (asset) at end of year	€ (7,166)	(9,023)
Deferred tax assets net of impairment before offsetting | Increase (decrease) due to application of IFRS 16
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year		(1,470)
Deferred tax assets net of impairment before offsetting | After initial application
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of year		€ (9,085)